Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loss Per Common Share Tables
Common Stock equivalents and other potentially dilutive securities

	Common-Equivalent Shares as of March 31,
	2018	2017
Series A Preferred Stock outstanding, Common equivalent	66,871,012	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent	52,485,605	51,577,380
Options to acquire Common Stock	6,800,000	19,188,280
Warrants to acquire Common Stock	65,560,121	-
Shares issuable upon conversion of August 2017 Notes	76,889,231	-
	268,605,969	132,903,820

	Common-Equivalent Shares as of December 31,
	2017	2016
Series A Preferred Stock outstanding, Common equivalent	66,871,012	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent	52,485,605	50,810,720
Options to acquire Common Stock	6,800,000	7,200,000
Warrants to acquire Common Stock	65,560,121	-
Shares issuable upon conversion of notes	76,889,231	-
	268,605,969	120,148,880